RULE 24f-2 NOTICE

FOR

Fortis Advantage Portfolios, Inc.
--High Yield Portfolio
--Government Total Return

33-17759

For Fiscal Year Ended
October 31, 1995

Shares registered under the Securities
Act of 1933, other than shares registered
pursuant to this section, which remained
unsold at the beginning of the above
fiscal year.    0

Number of shares registered during the
above fiscal year other than pursuant
to this rule.    0

Net shares sold during the above
fiscal year.    5,469,461

Shares registered under the Securities
Act of 1933, other than shares registered
pursuant to this section, which remained
unsold at the end of the above fiscal year.
     0

Net aggregate amount sold during the above year in reliance upon registration pursuant to this rule. $42,503,896

Sales Proceeds           88,003,851
Redeemed Value           45,499,955
Redeemed Value Used      42,503,896
Divided by 2900 =            14,656.52

Dated:  December 19, 1995


Tamara L. Fagely
Treasurer